Investment Objectives and Goals - Innovator Defined Wealth Shield ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Defined Wealth Shield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 2.52% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 20% (prior to taking into account management fees and other Fund operating expenses) of Underlying ETF losses, over the period from July 1, 2026 to September 30, 2026.